Provisions - Additional Information (Detail)	Jun. 30, 2024 EUR (€)
Disclosure of detailed information of provision [Table]
Provision for Indemnity	€ 13,000
Maximum exposure amount to various ongoing claims in relation to commercial agreements	1,800,000
Provision in various ongoing claims in relation to commercial agreements	0
Ares acquisition
Disclosure of detailed information of provision [Table]
Contingent consideration earnout	749,000
ABL acquisition
Disclosure of detailed information of provision [Table]
Contingent consideration earnout	€ 11,317,000